LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 3, 2024

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Teucrium Agricultural Strategy No K-1 ETF and Teucrium AiLA Long-Short Agriculture Strategy ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the most recent amendment for the Trust dated August 28, 2024, and filed electronically as Post-Effective Amendment No. 329 to the Trust’s Registration Statement on Form N-1A on August 28, 2024.
If you have any questions or require further information, please contact the undersigned at 608-716-8890 or chad.fickett@usbank.com.
Sincerely,
/s/ Chad Fickett
Chad Fickett
Secretary